UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing this Report:

Name:     Robshaw & Julian Associates, Inc.

Address:  6255 Sheridan Drive, Suite 400,
          Williamsville, New York  14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York              11/04/08

[Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $113,512,826


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  5653248  221696          SOLE    none        x      0    0
PEPSICO INC                    COMMON           713448108  5527701   77560          SOLE    none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  5233719   75100          SOLE    none        x      0    0
AFLAC INC                      COMMON           1055102    5017250   85400          SOLE    none        x      0    0
SYSCO CORP                     COMMON           871829107  4954381  160700          SOLE    none        x      0    0
WYETH                          COMMON           983024100  4787239  129595          SOLE    none        x      0    0
TEVA                           COMMON           881624209  4599606  100450          SOLE    none        x      0    0
BP                             COMMON           556221074  4086347   81450          SOLE    none        x      0    0
MEDTRONIC                      COMMON           585055106  4051838   80875          SOLE    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  4051047   67450          SOLE    none        x      0    0
SOVRAN SELF STORAGE            COMMON           78462F103  3944563   88265          SOLE    none        x      0    0
WELLS FARGO                    COMMON           949746101  3656360   97425          SOLE    none        x      0    0
INTEL CORP                     COMMON           458140100  3582656  191279          SOLE    none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  3280000   25625          SOLE    none        x      0    0
EXXON CORP                     COMMON           302290101  3278029   42210          SOLE    none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3191066   71790          SOLE    none        x      0    0
STRYKER                        COMMON           863667101  3004418   48225          SOLE    none        x      0    0
CISCO                          COMMON           17275R102  2969911  131645          SOLE    none        x      0    0
DONALDSON                      COMMON           257651109  2669667   63700          SOLE    none        x      0    0
PFIZER                         COMMON           717081103  2546066  138073          SOLE    none        x      0    0
AT&T                           COMMON           00206R102  2519417   90237          SOLE    none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  2472125   71325          SOLE    none        x      0    0
VIPERS
MC CORMICK                     COMMON           579780206  2436769   63375          SOLE    none        x      0    0
JOY GLOBAL                     COMMON           481165108  2178005   48250          SOLE    none        x      0    0
MICROSOFT                      COMMON           594918104  2171151   81347          SOLE    none        x      0    0
PAYCHEX                        COMMON           704326107  2079239   62950          SOLE    none        x      0    0
NOKIA                          COMMON           654902204  2066774  110819          SOLE    none        x      0    0
UNITED PARCEL                  COMMON           911312106  2043925   32500          SOLE    none        x      0    0
BARCLAYS                       COMMON           06738E204  1854970   75100          SOLE    none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1759320   97200          SOLE    none        x      0    0
GENOME
HOME DEPOT                     COMMON           437076102  1671847   64575          SOLE    none        x      0    0
HARLEY DAVIDSON                COMMON           412822108  1461228   39175          SOLE    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103  1400544   21600          SOLE    none        x      0    0
DENTSPLY                       COMMON           249030107  1325162   35300          SOLE    none        x      0    0
PHILIP MORRIS INT'L            COMMON           718172109  1296295   26950          SOLE    none        x      0    0
COCA COLA CO.                  COMMON           191216100  1110480   21000          SOLE    none        x      0    0
3M                             COMMON           88579Y101   970002   14200          SOLE    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   901310   19300          SOLE    none        x      0    0
ALTRIA                         COMMON           02209s103   536672   27050          SOLE    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   461354   11448          SOLE    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107    279520   83940          SOLE    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   216840   10400          SOLE    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   214768    3100          SOLE    none        x      0    0